Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and Due from Banks	SFr 200	SFr 89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Securities received as collateral	32,564	28,511
Trading assets	165,150	190,737
Investment securities	2,489	3,090
Other investments	4,096	4,237
Loans	19,528	20,820
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	9,383	25,627
Netting impact	(208,200)	(245,100)
Total assets at fair value, measured at net asset value per share	3,449	3,874
Recurring basis
Assets
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Securities received as collateral	32,564	28,511
Trading assets	165,150	190,737
Trading assets, measured at net asset value per share	1,346	1,685
Investment securities	2,489	3,090
Other investments	4,096	4,237
Other investments, measured at net asset value per share	2,104	2,177
Loans	19,528	20,820
Loans - of which commercial and industrial	9,867	11,546
Loans - of which financial institutions	6,232	5,831
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	9,383	25,627
Other assets - of which loans held-for-sale	5,956	21,146
Netting impact	(208,211)	(245,254)
Total assets at fair value	320,905	356,790
Total assets at fair value, measured at net asset value per share	3,450	3,862
Less other investments - equity at fair value attributable to noncontrolling interests	(681)	(601)
Less other investments - equity at fair value attributable to noncontrolling interests, measured at net asset value per share	(565)	(473)
Less assets consolidated under ASU 2009-17	(1,129)	(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	319,095	343,419
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework, measured at net asset value per share	2,885	3,389
Recurring basis | Private equity
Assets
Other investments	582	1,042
Other investments, measured at net asset value per share	574	1,042
Recurring basis | Private equity - of which equity funds
Assets
Other investments	240	437
Other investments, measured at net asset value per share	240	437
Recurring basis | Hedge funds
Assets
Other investments	546	295
Other investments, measured at net asset value per share	546	295
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	292	260
Other investments, measured at net asset value per share	292	260
Recurring basis | Other equity investments
Assets
Other investments	1,380	1,229
Other investments, measured at net asset value per share	984	840
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,373	1,219
Other investments, measured at net asset value per share	984	840
Recurring basis | Life finance instruments
Assets
Other investments	1,588	1,671
Recurring basis | Debt securities
Assets
Securities received as collateral	1,039	1,304
Trading assets	65,668	80,542
Investment securities	2,400	3,004
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,926	31,732
Investment securities	1,343	1,416
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	377	261
Trading assets	14,180	17,520
Investment securities	287	285
Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,758	23,116
Investment securities	497	750
Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,292	4,139
Investment securities	14	259
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,239	3,615
Recurring basis | Equity securities
Assets
Securities received as collateral	31,525	27,207
Trading assets	63,871	70,961
Trading assets, measured at net asset value per share	1,346	1,685
Investment securities	89	86
Recurring basis | Derivative instruments
Assets
Trading assets	26,782	28,365
Netting impact	(207,296)	(244,105)
Recurring basis | Other
Assets
Trading assets	8,829	10,869
Recurring basis | Other assets
Assets
Netting impact	(915)	(1,149)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	31,325	27,952
Trading assets	95,886	96,801
Investment securities	297	1,540
Other investments	22	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	260	687
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	127,790	126,980
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,790	126,980
Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	22	0
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	15	0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	619	811
Trading assets	29,498	27,932
Investment securities	294	1,538
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,226	27,710
Investment securities	103	1,322
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	1	0
Trading assets	180	13
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	30,706	27,141
Trading assets	58,490	64,210
Investment securities	3	2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	5,631	2,625
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,074	657
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	18	104
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	2,538	1,857
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,267	2,034
Level 2 | Recurring basis
Assets
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	25	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,157	83,407
Securities received as collateral	1,169	559
Trading assets	262,449	321,825
Investment securities	2,120	1,402
Other investments	64	25
Loans	12,943	11,870
Loans - of which commercial and industrial	6,051	5,811
Loans - of which financial institutions	4,403	4,102
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	8,359	19,002
Other assets - of which loans held-for-sale	4,640	14,378
Total assets at fair value	374,486	438,181
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)
Less assets consolidated under ASU 2009-17	(829)	(9,212)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	373,657	428,960
Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	64	23
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	64	14
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0	2
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	419	493
Trading assets	32,193	48,047
Investment securities	2,034	1,318
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	2,408	3,737
Investment securities	1,240	94
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	375	261
Trading assets	12,326	15,762
Investment securities	287	285
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,153	22,302
Investment securities	425	602
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,227	3,924
Investment securities	14	259
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,074	2,317
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	750	66
Trading assets	3,795	4,195
Investment securities	86	84
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	224,142	265,014
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	133,834	167,173
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	61,448	59,740
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	20,519	19,803
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,388	16,267
Level 2 | Recurring basis | Other
Assets
Trading assets	2,319	4,569
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	158
Securities received as collateral	70	0
Trading assets	12,765	14,531
Investment securities	72	148
Other investments	1,906	2,035
Loans	6,585	8,950
Loans - of which commercial and industrial	3,816	5,735
Loans - of which financial institutions	1,829	1,729
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	1,679	7,087
Other assets - of which loans held-for-sale	1,316	6,768
Total assets at fair value	23,390	33,021
Less other investments - equity at fair value attributable to noncontrolling interests	(116)	(119)
Less assets consolidated under ASU 2009-17	(300)	(3,558)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	22,974	29,344
Level 3 | Recurring basis | Private equity
Assets
Other investments	8	0
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	310	366
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	310	365
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,588	1,669
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	1	0
Trading assets	3,977	4,563
Investment securities	72	148
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	292	285
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	1	0
Trading assets	1,674	1,745
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	605	814
Investment securities	72	148
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	65	215
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,165	1,298
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	69	0
Trading assets	240	871
Investment securities	0	0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,305	4,831
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	748	791
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	355	383
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	914	936
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	688	1,568
Level 3 | Recurring basis | Other
Assets
Trading assets	4,243	4,266
Bank
Assets
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Securities received as collateral	32,564	28,511
Trading assets	165,356	191,096
Investment securities	2,192	2,698
Other investments	4,088	4,227
Loans	19,528	20,820
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	9,383	25,626
Netting impact	(208,100)	(245,100)
Total assets at fair value, measured at net asset value per share	3,441	3,865
Bank | Recurring basis
Assets
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	26	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Securities received as collateral	32,564	28,511
Trading assets	165,356	191,096
Trading assets, measured at net asset value per share	1,346	1,685
Investment securities	2,192	2,698
Other investments	4,088	4,227
Other investments, measured at net asset value per share	2,096	2,168
Loans	19,528	20,820
Loans - of which commercial and industrial	9,867	11,546
Loans - of which financial institutions	6,232	5,831
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	9,383	25,626
Other assets - of which loans held-for-sale	5,956	21,146
Netting impact	(208,179)	(245,250)
Total assets at fair value	320,806	356,746
Total assets at fair value, measured at net asset value per share	3,442	3,853
Less other investments - equity at fair value attributable to noncontrolling interests	(681)	(601)
Less other investments - equity at fair value attributable to noncontrolling interests, measured at net asset value per share	(565)	(473)
Less assets consolidated under ASU 2009-17	(1,129)	(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	318,996	343,375
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework, measured at net asset value per share	2,877	3,380
Bank | Recurring basis | Private equity
Assets
Other investments	573	1,033
Other investments, measured at net asset value per share	565	1,033
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments	232	428
Other investments, measured at net asset value per share	232	428
Bank | Recurring basis | Hedge funds
Assets
Other investments	546	295
Other investments, measured at net asset value per share	546	295
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	292	260
Other investments, measured at net asset value per share	292	260
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,381	1,228
Other investments, measured at net asset value per share	985	840
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,373	1,219
Other investments, measured at net asset value per share	984	840
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,588	1,671
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral	1,039	1,304
Trading assets	65,675	80,546
Investment securities	2,104	2,612
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,926	31,732
Investment securities	1,310	1,322
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	377	261
Trading assets	14,186	17,524
Investment securities	283	281
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,758	23,116
Investment securities	497	750
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,292	4,139
Investment securities	14	259
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,239	3,615
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral	31,525	27,207
Trading assets	63,873	71,102
Trading assets, measured at net asset value per share	1,346	1,685
Investment securities	88	86
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	26,978	28,579
Netting impact	(207,421)	(244,239)
Bank | Recurring basis | Other
Assets
Trading assets	8,830	10,869
Bank | Recurring basis | Other assets
Assets
Netting impact	(758)	(1,011)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	31,325	27,952
Trading assets	95,890	96,942
Investment securities	105	1,324
Other investments	22	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	260	687
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	127,602	126,905
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,602	126,905
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments	22	0
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	15	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	619	811
Trading assets	29,498	27,932
Investment securities	103	1,322
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,226	27,710
Investment securities	103	1,322
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	1	0
Trading assets	180	13
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	30,706	27,141
Trading assets	58,492	64,351
Investment securities	2	2
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	5,633	2,625
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,074	657
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	18	104
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	2,538	1,857
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	2,267	2,034
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	200	89
Interest-bearing deposits with banks	25	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,157	83,407
Securities received as collateral	1,169	559
Trading assets	262,776	322,176
Investment securities	2,015	1,226
Other investments	64	25
Loans	12,943	11,870
Loans - of which commercial and industrial	6,051	5,811
Loans - of which financial institutions	4,403	4,102
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	8,202	18,863
Other assets - of which loans held-for-sale	4,640	14,378
Total assets at fair value	374,551	438,217
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)
Less assets consolidated under ASU 2009-17	(829)	(9,212)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	373,722	428,996
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments	64	23
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	64	14
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0	2
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	419	493
Trading assets	32,200	48,050
Investment securities	1,929	1,142
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	2,408	3,737
Investment securities	1,207	0
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	375	261
Trading assets	12,332	15,765
Investment securities	283	281
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,153	22,302
Investment securities	425	602
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,227	3,924
Investment securities	14	259
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,074	2,317
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	750	66
Trading assets	3,795	4,195
Investment securities	86	84
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	224,461	265,362
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	133,891	167,269
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	61,452	59,742
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	20,777	20,053
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,388	16,267
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	2,320	4,569
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	158
Securities received as collateral	70	0
Trading assets	12,765	14,532
Investment securities	72	148
Other investments	1,906	2,034
Loans	6,585	8,950
Loans - of which commercial and industrial	3,816	5,735
Loans - of which financial institutions	1,829	1,729
Other intangible assets (mortgage servicing rights), at fair value	138	112
Other assets	1,679	7,087
Other assets - of which loans held-for-sale	1,316	6,768
Total assets at fair value	23,390	33,021
Less other investments - equity at fair value attributable to noncontrolling interests	(116)	(119)
Less assets consolidated under ASU 2009-17	(300)	(3,558)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	22,974	29,344
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments	8	0
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments	310	365
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	310	365
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,588	1,669
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	1	0
Trading assets	3,977	4,564
Investment securities	72	148
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	292	285
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	1	0
Trading assets	1,674	1,746
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	605	814
Investment securities	72	148
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	65	215
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,165	1,298
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	69	0
Trading assets	240	871
Investment securities	0	0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,305	4,831
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	748	791
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	355	383
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	914	936
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	688	1,568
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 4,243	SFr 4,266